EARNINGS PER SHARE - Narrative (Details) - shares	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Jul. 09, 2024	Jul. 08, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Common stock, outstanding (in shares)		6,925,395	6,925,395	6,889,032	6,889,032	0
Antidilutive stock options (in shares)	0	33,998	33,998
Common Stock
Earnings Per Share [Line Items]
Exchange ratio					0.3333